INVESTMENT ON EVENT PROJECTS	12 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
INVESTMENT ON EVENT PROJECTS

NOTE – 10 INVESTMENT ON EVENT PROJECTS

	As of March 31,
	2025	2026
	HKD	HKD
Investment on event projects	$6,288,244	$30,892,315

The investment on event projects represented monetary investments in event projects which the Group does not involve event operations and has return on investments based on percentage of amounts invested in the event over net profit or loss of the event in accordance with binding agreements. As at March 31, 2025 and March 31, 2026, those investments in events are either expected to be completed or with conditional right to recall within 12 months. Impairment of investment on event projects for the years ended March 31, 2025 and 2026 were nil and HK$5,322,527, respectively.